UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  6/30/2010

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	  Winston-Salem, NC	       Augus 5, 2010

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total: 49

Form 13F Information Table Value Total:  $131721



List of Other Included Managers:

NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     6338    80237 SH       Sole                    80237
AT&T Inc.                      COM              00206R102      332    13735 SH       Sole                    13735
Apple Computer                 COM              037833100      252     1000 SH       Sole                     1000
Automatic Data Processing      COM              053015103     5180   128675 SH       Sole                   128675
Bank Of Hawaii                 COM              062540109      242     5000 SH       Sole                     5000
Berkshire Hathaway Inc Cl A    COM              084670108     3600       30 SH       Sole                       30
Berkshire Hathaway Inc Cl B    COM              084670702     6319    79300 SH       Sole                    79300
Bridgehampton National Bank    COM              108035106     3368   138710 SH       Sole                   138710
Bristol Myers                  COM              110122108      219     8800 SH       Sole                     8800
Caterpillar Inc.               COM              149123101     3104    51675 SH       Sole                    51675
Chevron Corporation            COM              166764100     1382    20368 SH       Sole                    20368
Cisco Sys Inc                  COM              17275R102      874    41000 SH       Sole                    41000
Coca-Cola                      COM              191216100      662    13200 SH       Sole                    13200
Deere & Company                COM              244199105     1114    20000 SH       Sole                    20000
Diageo Plc                     COM              25243Q205     3772    60125 SH       Sole                    60125
Disney Walt Co                 COM              254687106      441    14000 SH       Sole                    14000
Duke Energy                    COM              26441C105     1059    66200 SH       Sole                    66200
EOG Res Inc Com                COM              26875P101      393     4000 SH       Sole                     4000
Ei Dupont De Nemours & Co      COM              263534109      437    12620 SH       Sole                    12620
Emerson Elec Co                COM              291011104     6384   146120 SH       Sole                   146120
Exxon Mobil Corp               COM              30231G102     6556   114879 SH       Sole                   114879
Factset Research Sys           COM              303075105     4096    61150 SH       Sole                    61150
General Elec Co                COM              369604103     5704   395556 SH       Sole                   395556
Google Inc. Cl A               COM              38259P508     4837    10870 SH       Sole                    10870
Heineken Holding               COM              N39338194      373    10125 SH       Sole                    10125
Heinz H J Co                   COM              423074103     2577    59625 SH       Sole                    59625
Hewlett Packard                COM              428236103     1883    43500 SH       Sole                    43500
Honeywell International Inc    COM              438516106     2386    61125 SH       Sole                    61125
Intel Corp.                    COM              458140100     3930   202075 SH       Sole                   202075
International Business Machine COM              459200101     3151    25521 SH       Sole                    25521
Johnson & Johnson              COM              478160104     5704    96574 SH       Sole                    96574
Kraft Foods Inc Class A        COM              50075N104     2606    93055 SH       Sole                    93055
L 3 Communications Hldg Corp   COM              502424104     3674    51865 SH       Sole                    51865
Laboratory Amer Hldgs Com New  COM              50540R409      949    12600 SH       Sole                    12600
Medtronic Inc.                 COM              585055106     4038   111330 SH       Sole                   111330
Nestle Sa                      COM              641069406     5016   103978 SH       Sole                   103978
Newell Rubbermaid Inc Com      COM              651229106      285    19500 SH       Sole                    19500
Norfolk Southern Corp.         COM              655844108      305     5750 SH       Sole                     5750
Pepsico Inc.                   COM              713448108     3889    63802 SH       Sole                    63802
Pfizer Inc.                    COM              717081103      600    42062 SH       Sole                    42062
Philip Morris Intl Inc Com     COM              718172109      591    12900 SH       Sole                    12900
Plum Creek Timber Co.          COM              729251108      345    10000 SH       Sole                    10000
Procter And Gamble Co          COM              742718109     6303   105088 SH       Sole                   105088
Schlumberger                   COM              806857108     4218    76225 SH       Sole                    76225
Staples Inc.                   COM              855030102     4400   230976 SH       Sole                   230976
Target Corp                    COM              87612E106     4108    83540 SH       Sole                    83540
Tesco PLC Ord                  COM              G87621101       65    11400 SH       Sole                    11400
Verizon Communications         COM              92343V104      204     7269 SH       Sole                     7269
Walgreen Co.                   COM              931422109     3456   129445 SH       Sole                   129445